Finance and investment income, finance costs and revaluation and retranslation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation and retranslation of Financial Instruments (Detail) - GBP (£)
£ in Millions
		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Line Items
Income from equity investments	[1]	£ 6.8	£ 9.3	£ 18.3
Interest expense related to lease liabilities	[1]	48.6	51.7	105.1
Revaluation of financial instruments		(301.1)	8.9	245.7
Continuing Operation [member]
Line Items
Income from equity investments		6.8	9.3	18.3
Interest income		44.4	32.5	80.7
Finance income		51.2	41.8	99.0
Net interest expense on pension plans		1.4	1.8	3.5
Interest on other long-term employee benefits		1.4	1.8	3.9
Interest payable and similar charges		104.3	127.8	252.0
Interest expense related to lease liabilities		50.2	48.7	99.7
Finance costs		157.3	180.1	359.1
Movements in fair value of treasury instruments		(2.0)	7.3	0.4
Premium on the early repayment of bonds			(32.2)	(63.4)
Revaluation of investments held at fair value through profit or loss		1.7	1.6	9.1
Revaluation of put options over non-controlling interests		25.4	(14.6)	(24.3)
Revaluation of payments due to vendors (earnout agreements)		7.4	(2.4)	(3.7)
Revaluation of financial instruments		(301.1)	8.9	245.7
Gain Loss On Revaluation And Retranslation Of Financial Instruments		£ (268.6)	£ (31.4)	£ 163.8

[1]	Figures have been restated as described in the accounting policies.